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                          THE RESERVE TAX-EXEMPT TRUST
                                  1250 Broadway
                             New York, NY 10001-3701

December 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Reserve Tax-Exempt Trust

Dear Ladies and Gentlemen:

     On behalf of The Reserve Tax-Exempt Trust (the "Trust"), this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of that Rule would not have differed from that contained in the Trust's amendment to its Registration Statement as filed electronically on December 10, 2004.




                                       /s/ Amy W. Bizar
                                       ----------------
                                       Amy W. Bizar
                                       General Counsel and Secretary